Net Loss Per Share	3 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Net Loss per Share
4. Net Loss per Share
For the unaudited pro forma condensed combined statements of operations, the Acquisition and related transactions are being reflected as if such transactions had occurred as of January 1, 2023. The weighted average shares outstanding for the pro forma basic and diluted net loss per share assumes that the shares issuable relating to the Acquisition and related transactions have been outstanding for the entire year ended December 31, 2023.

The unaudited pro forma condensed combined financial information has been prepared for three months ended March 31, 2024, and for the year ended December 31, 2023 (in thousands, except per share amounts):

	Three Months Ended March 31, 2024	Year Ended December 31, 2023
Pro forma net loss	$(29,843)	$(518,863)
Weighted-average number of shares outstanding used to compute pro forma net loss per share, basic and diluted	246,694	246,526

Pro forma net loss per share, basic and diluted	$(0.12)	$(2.10)

Weighted-average number of shares outstanding used to compute pro forma net loss per share, basic and diluted
Nuvation Bio historical weighted-average shares outstanding	219,048	218,880
Shares issued in connection with the Acquisition	27,646	27,646

Total weighted-average shares outstanding used to compute pro forma net loss, basic and diluted	246,694	246,526

The following outstanding shares of Nuvation Bio common stock equivalents were excluded from the computation of pro forma diluted net loss per share because including them would have had an anti-dilutive effect for the three months ended March 31, 2024:

Convertible Preferred Stock	85,100
Restricted stock units	2,202
Options (1)	51,966
Warrants (2)	8,681

Total	147,949

(1)	Includes 38,224 of Nuvation Bio historical options and 13,742 of Assumed Options.
(2)	Includes 5,787 of Nuvation Bio historical warrants and 2,894 of Consideration Warrants.
The following outstanding shares of Nuvation Bio common stock equivalents were excluded from the computation of pro forma diluted net loss per share because including them would have had an anti-dilutive effect for the year ended December 31, 2023:

Convertible Preferred Stock	85,100
Restricted stock units	2,202
Options (1)	44,391
Warrants (2)	8,681

Total	140,374

(1)	Includes 30,649 of Nuvation Bio historical options and 13,742 of Assumed Options.
(2)	Includes 5,787 of Nuvation Bio historical warrants and 2,894 of Consideration Warrants.